Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessel [Roll Forward]
Vessel, Beginning Balance	$ 764,454	$ 66,633
Transfer from vessel under construction to and other additions	506,189	1,002,912
Vessel depreciation	(36,562)	(14,263)	$ (686)
Transferred from vessels to held for sale		(290,828)
Transfer from vessel under construction to vessels	(506,362)	1,001,808
Vessel, Ending Balance	$ 1,234,081	$ 764,454	$ 66,633